Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.8%
	Aerospace & Defense - 1.1%
23,500	Curtiss-Wright Corp.	$2,734,225

	Banks - 6.3%
85,000	Citigroup, Inc.	5,241,100
351,500	Wells Fargo & Co.	10,608,270
		15,849,370
	Capital Markets - 4.6%
170,000	Morgan Stanley	11,650,100

	Consumer Finance - 4.3%
301,000	Ally Financial, Inc.	10,733,660

	Diversified Financial Services - 4.8%
472,000	Equitable Holdings, Inc.	12,078,480

	Diversified Telecommunication Services - 6.3%
320,500	AT&T, Inc.	9,217,580
675,000	CenturyLink, Inc.	6,581,250
		15,798,830
	Food & Staples Retailing - 6.4%
100,000	CVS Health Corp.	6,830,000
124,000	Sysco Corp.	9,208,240
		16,038,240
	Food Products - 2.5%
171,500	Conagra Brands, Inc.	6,218,590

	Gas Utilities - 2.4%
148,000	National Fuel Gas Co.	6,087,240

	Health Care Providers & Services - 3.8%
97,000	AmerisourceBergen Corp.	9,482,720

	Household Durables - 3.5%
408,000	Newell Brands, Inc.	8,661,840

	Insurance - 7.0%
302,000	American International Group, Inc.	11,433,720
123,000	Lincoln National Corp.	6,188,130
		17,621,850
	IT Services - 6.4%
265,000	DXC Technology Co.	6,823,750
73,000	International Business Machines Corp.	9,189,240
		16,012,990
	Machinery - 5.6%
792,000	CNH Industrial NV (a)(d)	10,169,280
21,500	Stanley Black & Decker, Inc.	3,839,040
		14,008,320
	Media - 2.7%
181,500	ViacomCBS, Inc. - Class B (b)	6,762,690

	Metals & Mining - 5.9%
190,000	Nucor Corp.	10,106,100
38,500	Reliance Steel & Aluminum Co.	4,610,375
		14,716,475
	Oil, Gas & Consumable Fuels - 6.2%
115,000	Chevron Corp.	9,711,750
482,500	Murphy Oil Corp.	5,838,250
		15,550,000
	Pharmaceuticals - 6.5%
41,500	Eli Lilly & Co.	7,006,860
112,000	Merck & Co., Inc.	9,161,600
		16,168,460
	Specialty Retail - 4.5%
72,000	Advance Auto Parts, Inc.	11,340,720

	Textiles, Apparel & Luxury Goods - 4.0%
324,000	Tapestry, Inc.	10,069,920

	TOTAL COMMON STOCKS (Cost $181,947,586)	237,584,720

	REIT - 2.5%
	Equity Real Estate Investment Trusts (REIT) - 2.5%
380,000	Brixmor Property Group, Inc.	6,289,000

	TOTAL REIT (Cost $5,083,372)	6,289,000

	MONEY MARKET FUND - 2.3%
5,669,071	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.01% (c)	5,669,071
	Total Money Market Fund (Cost $5,669,071)	5,669,071

	Total Investments in Securities (Cost $192,700,029) - 99.6%	249,542,791
	Other Assets in Excess of Liabilities - 0.4%	1,102,316
	NET ASSETS - 100.0%	$250,645,107

	REIT - Real Estate Investment Trust
(a)	U.S. traded security of a foreign issuer.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield at December 31, 2020.
(d)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Partners Fund
Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$22,561,520	$-	$-	$22,561,520
Consumer Discretionary	30,072,480	-	-	30,072,480
Consumer Staples	15,426,830	-	-	15,426,830
Energy	15,550,000	-	-	15,550,000
Financials	67,933,460	-	-	67,933,460
Health Care	32,481,180	-	-	32,481,180
Industrials	16,742,545	-	-	16,742,545
Information Technology	16,012,990	-	-	16,012,990
Materials	14,716,475	-	-	14,716,475
Utilities	6,087,240	-	-	6,087,240
Total Common Stocks	237,584,720	-	-	237,584,720
REIT	6,289,000	-	-	6,289,000
Money Market Fund	5,669,071	-	-	5,669,071
Total Investments in Securities	$249,542,791	$-	$-	$249,542,791

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.